UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010


Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:     Morgens Waterfall Vintiadis & Company Inc.
Address:  600 Fifth Avenue
          New York, NY 10020


13 File Number: 28-04599


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Edwin H Morgens
Title:     Chairman
Phone:     212-218-4100

Signature, Place and Date of Signing:

/s/Edwin H Morgens                  New York, New York        August 2, 2010
---------------------------      -----------------------      --------------
    [Signature]                       [City/State]                [Date]





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Report Type (Check only one.):

[ X ]        13F Holdings Report.

[   ]        13F Notice.

[   ]        13F Combination Report.

List of Other Managers Reporting for this Manager:  None










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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $56,055


List of Other Included Managers:  None














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

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          COLUMN 1              COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7      COLUMN 8
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                                                           VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER       TITLE OF CLASS     CUSIP     (X$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGER   SOLE   SHARED  NONE
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AMERICAN TOWER CORP           CL A            029912201    3,115      70,000    SH            SOLE             70,000     0       0
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AMGEN INC                     COM             031162100    1,578      30,000    SH            SOLE             30,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
AMYLIN PHARMACEUTICALS INC    COM             032346108      188      10,000    SH            SOLE             10,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP            COM             032511107    1,805      50,000    SH            SOLE             50,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
APPLE INC                     COM             037833100    2,515      10,000    SH            SOLE             10,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                  COM NEW         131347304    3,816     300,000    SH            SOLE            300,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
CAREFUSION CORP               COM             14170T101    1,816      80,000    SH            SOLE             80,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
CELGENE CORP                  COM             151020104    1,525      30,000    SH            SOLE             30,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
CORNING INC                   COM             219350105    3,230     200,000    SH            SOLE            200,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
COVIDIEN PLC                  SHS             G2554F105    2,009      50,000    SH            SOLE             50,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
DUSA PHARMACEUTICALS INC      COM             266898105    4,300   2,000,000    SH            SOLE          2,000,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
EMERGENCY MEDICAL SVCS CORP   CL A            29100P102    1,471      30,000    SH            SOLE             30,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
INSULET CORP                  COM             45784P101    5,268     350,000    SH            SOLE            350,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
IPC THE HOSPITALIST CO INC    COM             44984A105    2,259      90,000    SH            SOLE             90,000     0       0
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MICRON TECHNOLOGY INC         COM             595112103    3,821     450,000    SH            SOLE            450,000     0       0
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MOTOROLA INC                  COM             620076109    3,912     600,000    SH            SOLE            600,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
PILGRIMS PRIDE CORP NEW       COM             72147K108    1,971     300,000    SH            SOLE            300,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
RANGE RES CORP                COM             75281A109    2,008      50,000    SH            SOLE             50,000     0       0
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SKYWORKS SOLUTIONS INC        COM             83088M102      168      10,000    SH            SOLE             10,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
SPANSION INC                  COM CL A NEW    84649R200    4,078     250,000    SH            SOLE            250,000     0       0
------------------------------------------------------------------------------------------------------------------------------------
TERRESTAR CORP                COM             881451108    1,315   2,655,728    SH            SOLE          2,655,728     0       0
------------------------------------------------------------------------------------------------------------------------------------
VISA INC                      COM CL A        92826C839    2,123      30,000    SH            SOLE             30,000     0       0
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ZHONGPIN INC                  COM             98952K107    1,764     150,000    SH            SOLE            150,000     0       0
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